Litigation, regulatory and similar matters (Detail 1) $ in Millions	3 Months Ended
	Jun. 30, 2019 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	$ 3,030
Increase in provisions recognized in the income statement	53
Release of provisions recognized in the income statement	(39)
Provisions used in conformity with designated purpose	(203)
Foreign currency translation / unwind of discount	15
Balance at the end of period	2,855
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	2,677	[1],[2]
Increase in provisions recognized in the income statement	40	[1],[2]
Release of provisions recognized in the income statement	(35)	[1],[2]
Provisions used in conformity with designated purpose	(184)	[1],[2]
Foreign currency translation / unwind of discount	11	[1],[2]
Balance at the end of period	2,509	[1],[2]
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	943	[2]
Increase in provisions recognized in the income statement	39	[2]
Release of provisions recognized in the income statement	(19)	[2]
Provisions used in conformity with designated purpose	(113)	[2]
Foreign currency translation / unwind of discount	7	[2]
Balance at the end of period	858	[2]
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	114	[2]
Increase in provisions recognized in the income statement	0	[2]
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	(1)	[2]
Foreign currency translation / unwind of discount	2	[2]
Balance at the end of period	114	[2]
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	0	[2]
Increase in provisions recognized in the income statement	0	[2]
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	0	[2]
Foreign currency translation / unwind of discount	0	[2]
Balance at the end of period	0	[2]
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	201	[2]
Increase in provisions recognized in the income statement	0	[2]
Release of provisions recognized in the income statement	(1)	[2]
Provisions used in conformity with designated purpose	0	[2]
Foreign currency translation / unwind of discount	2	[2]
Balance at the end of period	202	[2]
Litigation, regulatory and similar matters | Corporate Center
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	1,419	[2]
Increase in provisions recognized in the income statement	0	[2]
Release of provisions recognized in the income statement	(15)	[2]
Provisions used in conformity with designated purpose	(70)	[2]
Foreign currency translation / unwind of discount	0	[2]
Balance at the end of period	$ 1,334	[2]

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[2]
Provisions, if any, for the matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Corporate Center (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Corporate Center.